AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON MARCH 14, 2018

1933 Act File No. 333-40455

1940 Act File No. 811-08495

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 229	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 230	☒

(Check appropriate box or boxes)

NATIONWIDE MUTUAL FUNDS

(Registrant Exact Name as Specified in Charter)

ONE NATIONWIDE PLAZA

MAIL CODE 05-02-210

COLUMBUS, OHIO 43215

(Address of Principal Executive Offices (Number, Street, City, State, Zip Code)

Registrant’s Telephone Number, including Area Code: (614) 435-5787

Send Copies of Communications to:

ALLAN J. OSTER, ESQ.	PRUFESH R. MODERA, ESQ.
10 WEST NATIONWIDE BOULEVARD	STRADLEY RONON STEVENS & YOUNG, LLP
COLUMBUS, OH 43215	1250 CONNECTICUT AVENUE, N.W., SUITE 500
(Name and Address of Agent for Service)	WASHINGTON, DC 20036

It is proposed that this filing will become effective: (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	On [date] pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on [date] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [date] pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment Nos. 229/230, to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus, State of Ohio, on this 14th day of March, 2018.

NATIONWIDE MUTUAL FUNDS

BY:	/s/Allan J. Oster
Allan J. Oster, Attorney-In-Fact for Registrant

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THIS POST-EFFECTIVE AMENDMENT NOS. 229/230, TO THE REGISTRATION STATEMENT OF NATIONWIDE MUTUAL FUNDS HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES INDICATED ON THE 14th DAY of MARCH, 2018.

Signature & Title

Principal Executive Officer

/s/ Michael S. Spangler*
Michael S. Spangler, President, Chief Executive Officer and Principal Executive Officer

Principal Accounting and Financial Officer

/s/ Joseph Finelli*
Joseph Finelli, Vice President, Treasurer and Principal Financial Officer

Trustees

/s/ Charles E. Allen*
Charles E. Allen, Trustee

/s/ Paula H.J. Cholmondeley*
Paula H.J. Cholmondeley, Trustee

/s/ Phyllis Kay Dryden*
Phyllis Kay Dryden, Trustee

/s/ Barbara I. Jacobs*
Barbara I. Jacobs, Trustee

/s/ Keith F. Karlawish*
Keith F. Karlawish, Trustee

/s/ Carol A. Kosel*
Carol A. Kosel, Trustee

/s/ Douglas F. Kridler*
Douglas F. Kridler, Trustee

/s/ Lydia M. Marshall*
Lydia M. Marshall, Trustee

/s/ David C. Wetmore*
David C. Wetmore, Trustee and Chairman

*BY:	/s/ Allan J. Oster
Allan J. Oster, Attorney-In-Fact

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase